CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 6,074,000	$ 4,384,000	$ 17,299,000	$ 15,484,000
Costs and expenses:
Cost of revenues	4,200,000	3,716,000	11,010,000	11,020,000
Selling, general and administrative expenses	4,900,000	2,843,000	11,773,000	8,780,000
Loss on impairment of intangible assets			406,000
Loss from operations	(3,026,000)	(2,175,000)	(5,890,000)	(4,316,000)
Other income (expense):
Interest expense	(667,000)	(472,000)	(1,820,000)	(902,000)
Loss on extinguishment of debt			(592,000)
Change in fair value of convertible notes	(1,623,000)	182,000	(1,623,000)	182,000
Change in fair value of forward purchase agreement	(8,575,000)		(8,575,000)
Gain on forward purchase agreement modification	1,443,000		1,443,000
Other income (expense), net	270,000	(149,000)	59,000	4,000
Total other income (expense)	(9,152,000)	(439,000)	(11,108,000)	(716,000)
Loss before income taxes	(12,178,000)	(2,614,000)	(16,998,000)	(5,032,000)
Income tax benefit	0	0	0	0
Net loss	(12,178,000)	(2,614,000)	(16,998,000)	(5,032,000)
Net income (loss) attributable to noncontrolling interests	60,000	(7,000)	52,000	(28,000)
Net loss attributable to shareholders'	(12,238,000)	(2,607,000)	(17,050,000)	(5,004,000)
Foreign currency translation adjustments	19,000	26,000	29,000	92,000
Comprehensive loss	(12,159,000)	(2,588,000)	(16,969,000)	(4,940,000)
Comprehensive income (loss) attributable to noncontrolling interest	60,000	(7,000)	52,000	(28,000)
Comprehensive loss attributable to common stockholders	$ (12,219,000)	$ (2,581,000)	$ (17,021,000)	$ (4,912,000)
Weighted average shares outstanding of Common Stock, basic (in shares)	20,171,922	21,124,057	15,643,799	21,124,057
Weighted average shares outstanding of Common Stock, diluted ( in shares)	20,171,922	21,124,057	15,643,799	21,124,057
Basic net loss per share, Common Stock ( in dollars per share)	$ (0.61)	$ (0.12)	$ (1.09)	$ (0.24)
Diluted net loss per share, Common Stock ( in dollars per share)	$ (0.61)	$ (0.12)	$ (1.09)	$ (0.24)